ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Aug. 31, 2024	May 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	August 31, 2024	May 31, 2024
Outside services	$214,608	$123,065
Employee compensation	14,397	12,285
Other	14,253	13,298
Total	$243,258	$148,648

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	May 31, 2024	May 31, 2023
Outside services	$123,065	$24,904
Employee compensation	12,285	14,747
Other	13,298	-
Total	$148,648	$39,651